Revenue Recognition - Schedule of Disaggregation of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Total revenue	$ 156,849	$ 144,841
United States
Disaggregation of Revenue [Line Items]
Total revenue	143,684	132,683
All other countries
Disaggregation of Revenue [Line Items]
Total revenue	$ 13,165	$ 12,158